Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at end of period
Gross	$ 686	$ 610
Credit loss allowance	(106)	(117)	$ (133)
Net	580	493
Not past due [member]
Financial assets at end of period
Gross	354	307
Credit loss allowance	(1)	(1)
Net	353	306
Past due 1 to 30 days [member]
Financial assets at end of period
Gross	88	76
Credit loss allowance	(5)	(7)
Net	83	69
Past due 31 to 90 days [member]
Financial assets at end of period
Gross	69	57
Credit loss allowance	(6)	(6)
Net	63	51
Past due 91 to 180 days [member]
Financial assets at end of period
Gross	51	46
Credit loss allowance	(8)	(9)
Net	43	37
Past due 181 to 360 days [member]
Financial assets at end of period
Gross	38	34
Credit loss allowance	(11)	(11)
Net	27	23
Past due more than 361 days [member]
Financial assets at end of period
Gross	86	90
Credit loss allowance	(75)	(83)
Net	$ 11	$ 7